CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			$ 435,634	$ 16,843	$ 16,843	$ 1,582,495
Proceeds net of transaction costs			258,223		572,389	795,046
Repayments					(33,596)	(31,762)
Conversions			(729,496)		(1,379,907)	(1,757,114)
Fair value change	$ 627,202	$ 0	684,311	0	1,067,076	(534,118)
Interest expense			13,868		58,470	19,649
Accretion expense	37,354	$ 0	95,943	0	146,624	7,039
Foreign exchange (gain) loss			11,751		(12,265)	(64,392)
Convertible promissory notes, ending	770,234		770,234		435,634	16,843
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			165,698	209,755	209,755	241,517
Proceeds net of transaction costs			0		0	0
Repayments					(33,596)	(31,762)
Conversions			0		0	0
Fair value change			0		0	0
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			6,759		(10,461)	0
Convertible promissory notes, ending	172,457		172,457		165,698	209,755
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			50,593	25,541	25,541	1,340,978
Proceeds net of transaction costs			6,774		13,328	440,587
Repayments					0	0
Conversions			(419,134)		(191,566)	(1,718,320)
Fair value change			303,195		0	0
Interest expense			13,868		58,470	19,649
Accretion expense			96,212		146,624	7,039
Foreign exchange (gain) loss			4,992		(1,804)	(64,392)
Convertible promissory notes, ending	56,500		56,500		50,593	25,541
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			370,194	733,339	733,339	0
Proceeds net of transaction costs			805,968		1,517,944	1,576,119
Repayments					0	0
Conversions			(166,673)		(1,545,331)	(38,794)
Fair value change			(38,327)		(335,758)	(803,986)
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			0		0	0
Convertible promissory notes, ending	971,162		971,162		370,194	733,339
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning			(150,851)	$ (951,792)	(951,792)	0
Proceeds net of transaction costs			(554,519)		(958,883)	(1,221,660)
Repayments					0	0
Conversions			(143,689)		356,990	0
Fair value change			419,174		1,402,834	269,868
Interest expense			0		0	0
Accretion expense			0		0	0
Foreign exchange (gain) loss			0		0	0
Convertible promissory notes, ending	$ (429,885)		$ (429,885)		$ (150,851)	$ (951,792)